Significant Accounting Judgments and Estimates (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Significant Accounting Judgments and Estimates [Abstract]
Trade receivables	$ 1,772,502	$ 1,189,904
Inventories	2,549,920	1,646,333
Property, plant and equipment	349,440	512,601
Unquoted equity securities	$ 2,500,000